Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Interest rate		8.00%
Notes Payable		$ 1,270,009		$ 1,270,009		$ 507,136
Notes Issued in June 2012 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Maturity Date				July 2024
Interest rate		8.00%	[1],[2]	8.00%
Collateral				Unsecured
Notes Payable				$ 6,240		6,240
Notes Issued in May 2014 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Maturity Date				July 2024
Interest rate		8.00%	[1],[2]	8.00%
Collateral				Unsecured
Notes Payable				$ 3,456		3,456
Notes Issued in June 2016 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Maturity Date				July 2024
Interest rate		8.00%	[1],[2]	8.00%
Collateral				Unsecured
Notes Payable				$ 38,216		38,216
Notes Issued in anuary 2017 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Maturity Date				July 2024
Interest rate		8.00%	[1],[2]	8.00%
Collateral				Unsecured
Notes Payable				$ 7,344		7,344
Notes Issued in November 2020 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Maturity Date				July 2024
Interest rate		12.00%	[1],[2]	12.00%
Collateral				Unsecured
Notes Payable				$ 46,480		46,480
Notes Issued in March 2021 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Maturity Date				July 2024
Interest rate		8.00%	[1],[2]	8.00%
Collateral				Unsecured
Notes Payable				$ 5,400		5,400
Notes Issued in November 2021 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Maturity Date				July 2024
Interest rate		0.00%	[1],[3]	0.00%
Collateral				Unsecured
Notes Payable				$ 250,000		250,000
Notes Issued in February 2023 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Maturity Date				July 2024
Interest rate		0.00%	[1],[3]	0.00%
Collateral				Unsecured
Notes Payable				$ 150,000		150,000
Notes Issued in August 2023 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Maturity Date				August 2024
Interest rate		8.00%	[1],[3]	8.00%
Collateral				Unsecured
Notes Payable				$ 122,873
Notes Issued in January 2023 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Maturity Date				July 2024
Interest rate		0.00%	[1],[3]	0.00%
Collateral				Unsecured
Notes Payable				$ 100,000
Notes Issued in October 2022 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Maturity Date	[4]			July 2024
Interest rate		0.00%	[1],[3]	0.00%	[4]
Collateral	[4]			Unsecured
Notes Payable	[4]			$ 440,000
Notes Issued in November 2022 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Maturity Date	[4]			July 2024
Interest rate		0.00%	[1],[3]	0.00%	[4]
Collateral	[4]			Unsecured
Notes Payable	[4]			$ 100,000

[1]	In November 2023, the convertible notes were amended to remove the conversion features and the Company reclassified $640,000 from convertible notes to notes payable
[2]	In October 2024, the Company entered into agreements with 6 noteholders, extending the maturity on their notes to April 1, 2025. In consideration thereof, each noteholder will, upon a successful uplisting to a senior exchange, be repaid 50% of their original principal and the balance of the any accrued interest will be converted to Common Stock at a price of $0.10/share.
[3]	In October 2024, the Company entered into agreements with 6 noteholders, extending the maturity on their notes to April 1, 2025. In consideration thereof, each noteholder will, upon a successful uplisting to a senior exchange, be repaid their original purchase price and the OID discount and any accrued interest will be converted to Common Stock at a price of $0.10/share.
[4]	In November 2023, the convertible notes were amended to remove the conversion features and the Company reclassified $540,000 from convertible notes to notes payable.